Collateral Financing Arrangements	12 Months Ended
Dec. 31, 2011
Collateral Financing Arrangements [Abstract]
Collateral Financing Arrangements

12. Collateral Financing Arrangements

Associated with the Closed Block

In December 2007, MLIC reinsured a portion of its closed block liabilities to MRC, a wholly-owned subsidiary of MetLife, Inc. In connection with this transaction, MRC issued, to investors placed by an unaffiliated financial institution, $2.5 billion in aggregate principal amount of 35-year surplus notes to provide statutory reserve support for the assumed closed block liabilities. Interest on the surplus notes accrues at an annual rate of three-month LIBOR plus 0.55%, payable quarterly. The ability of MRC to make interest and principal payments on the surplus notes is contingent upon South Carolina regulatory approval.

Simultaneous with the issuance of the surplus notes, MetLife, Inc. entered into an agreement with the unaffiliated financial institution, under which MetLife, Inc. is entitled to the interest paid by MRC on the surplus notes of three-month LIBOR plus 0.55% in exchange for the payment of three-month LIBOR plus 1.12%, payable quarterly on such amount as adjusted, as described below. MetLife, Inc. may also be required to pledge collateral or make payments to the unaffiliated financial institution related to any decline in the estimated fair value of the surplus notes. Any such payments would be accounted for as a receivable and included in other assets on the Company’s consolidated balance sheets and would not reduce the principal amount outstanding of the surplus notes. Such payments would, however, reduce the amount of interest payments due from MetLife, Inc. under the agreement. Any payment received from the unaffiliated financial institution would reduce the receivable by an amount equal to such payment and would also increase the amount of interest payments due from MetLife, Inc. under the agreement. In addition, the unaffiliated financial institution may be required to pledge collateral to MetLife, Inc. related to any increase in the estimated fair value of the surplus notes. MetLife, Inc. may also be required to make a payment to the unaffiliated financial institution in connection with any early termination of this agreement.

In December 2011, following regulatory approval, MRC repurchased and canceled $650 million in aggregate principal amount of the surplus notes (the “Partial Repurchase”). Payments made by the Company in December 2011 associated with the Partial Repurchase, which also included payments made to the unaffiliated financial institution, totaled $650 million, exclusive of accrued interest on the surplus notes. At December 31, 2011 and 2010, the amount of the surplus notes outstanding was $1.9 billion and $2.5 billion, respectively.

At December 31, 2011 and 2010, the amount of the receivable from the unaffiliated financial institution was $241 million and $425 million, respectively. In June 2011, MetLife, Inc. received $100 million from the unaffiliated financial institution related to an increase in the estimated fair value of the surplus notes. No payments were made or received by MetLife, Inc. during 2010. During 2009, on a net basis, MetLife, Inc. received $375 million from the unaffiliated financial institution related to changes in the estimated fair value of the surplus notes.

In addition, at December 31, 2011 and 2010, MetLife, Inc. had pledged collateral with an estimated fair value of $125 million and $49 million, respectively, to the unaffiliated financial institution.

A majority of the proceeds from the offering of the surplus notes was placed in a trust, which is consolidated by the Company, to support MRC’s statutory obligations associated with the assumed closed block liabilities. At both December 31, 2011 and 2010, the estimated fair value of assets held in trust by the Company was $2.0 billion. The assets are principally invested in fixed maturity securities and are presented as such within the Company’s consolidated balance sheets, with the related income included within net investment income in the Company’s consolidated statements of operations. Interest on the collateral financing arrangement is included as a component of other expenses.

Total interest expense related to the collateral financing arrangement was $35 million, $36 million and $51 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Associated with Secondary Guarantees

In May 2007, MetLife, Inc. and MRSC, a wholly-owned subsidiary of MetLife, Inc., entered into a 30-year collateral financing arrangement with an unaffiliated financial institution that provides up to $3.5 billion of statutory reserve support for MRSC associated with reinsurance obligations under intercompany reinsurance agreements. Such statutory reserves are associated with universal life secondary guarantees and are required under U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation A-XXX). At both December 31, 2011 and 2010, $2.8 billion had been drawn upon under the collateral financing arrangement. Proceeds from the collateral financing arrangement were placed in trusts to support MRSC’s statutory obligations associated with the reinsurance of secondary guarantees. The trusts are VIEs which are consolidated by the Company. The unaffiliated financial institution is entitled to the return on the investment portfolio held by the trusts. At both December 31, 2011 and 2010, the Company held assets in trust with an estimated fair value of $3.3 billion associated with the collateral financing arrangement. The assets are principally invested in fixed maturity securities and are presented as such within the Company’s consolidated balance sheets, with the related income included within net investment income in the Company’s consolidated statements of operations. Interest on the collateral financing arrangement is included as a component of other expenses. The collateral financing arrangement may be extended by agreement of MetLife, Inc. and the unaffiliated financial institution on each anniversary of the closing.

In connection with the collateral financing arrangement, MetLife, Inc. entered into an agreement with the same unaffiliated financial institution under which MetLife, Inc. is entitled to the return on the investment portfolio held by the trusts established in connection with this collateral financing arrangement in exchange for the payment of a stated rate of return to the unaffiliated financial institution of three-month LIBOR plus 0.70%, payable quarterly. MetLife, Inc. may also be required to make payments to the unaffiliated financial institution, for deposit into the trusts, related to any decline in the estimated fair value of the assets held by the trusts, as well as amounts outstanding upon maturity or early termination of the collateral financing arrangement. During 2011 and 2010, no payments were made or received by MetLife, Inc. During 2009, MetLife, Inc. contributed $360 million as a result of declines in the estimated fair value of the assets in the trusts. Cumulatively, since May 2007, MetLife, Inc. has contributed a total of $680 million as a result of declines in the estimated fair value of the assets in the trusts, all of which was deposited into the trusts.

In addition, MetLife, Inc. may be required to pledge collateral to the unaffiliated financial institution under this agreement. At December 31, 2011 and 2010, MetLife, Inc. had pledged $92 million and $63 million under the agreement, respectively.

Total interest expense related to the collateral financing arrangement was $29 million, $30 million and $44 million for the years ended December 31, 2011, 2010 and 2009, respectively.